Accumulated Other Comprehensive Income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 6,111	$ 6,524
Other income (expenses), net	12	(23)
Retained earnings	1,173	1,075
Operating, maintenance and general	1,464	1,580
Regulatory Assets	1,552	1,569
Income tax expense (recovery)	61	69
Net income	710	747
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	77	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Fuel for generation and purchased power (notes 16 and 18)	0	(1)
Total operating revenues	3	(5)
Total before tax	3	(6)
Net income	3	(6)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in available-for-sale investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Retained earnings	0	(4)
Total before tax	0	(4)
Net income	0	(4)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	83	7
Income tax expense (recovery)	(9)	2
Net income	74	9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial losses (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	17	25
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	(1)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	39	(17)
Regulatory Assets	$ 28	$ 0